Deposits (Summary Of Certificate Of Deposit Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
2012, Amount	$ 1,390,231
2013, Amount	555,043
2014, Amount	309,015
2015, Amount	317,065
2016, Amount	49,423
Thereafter, Amount	3,515
Certificates of deposit, Amount	$ 2,624,292	$ 2,727,169
2012, Weighted Average Rate	1.65%
2013, Weighted Average Rate	1.86%
2014, Weighted Average Rate	2.27%
2015, Weighted Average Rate	2.43%
2016, Weighted Average Rate	2.22%
Thereafter, Weighted Average Rate	2.46%
Certificates of deposit, Weighted Average Rate	1.87%	2.29%